LONG-TERM INVESTMENTS (Details 3) (USD $)	3 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2011 Zhenai	Dec. 31, 2011 Long-term marketable equity securities
Long-term investments
Percentage of ownership interest acquired			20.00%
Other-than-temporary impairment charge to write-down investment	$ 7,800,000
Long-term marketable equity securities
Cost basis				53,100,000
Gross unrealized gains	3,582,000	697,000		29,800,000
Gross Unrealized Losses	$ (246,000)	$ (37,000)		$ (8,200,000)